Undiscovered Managers Behavioral Value Fund
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.8%
Automobile Components — 1.4%
Gentex Corp.	4,205	91,885
Gentherm, Inc. *	967	26,846
		118,731
Banks — 11.6%
Beacon Financial Corp.	3,330	99,919
CVB Financial Corp.	1,681	32,589
First Hawaiian, Inc.	3,917	96,515
FNB Corp.	12,060	201,641
Hope Bancorp, Inc.	4,835	54,009
KeyCorp	2,193	43,973
Old National Bancorp	12,274	271,264
Simmons First National Corp., Class A	1,082	21,042
United Bankshares, Inc.	1,078	44,644
Valley National Bancorp	4,058	49,834
WaFd, Inc.	2,658	83,452
		998,882
Beverages — 2.4%
Primo Brands Corp.	11,123	209,454
Building Products — 1.2%
Resideo Technologies, Inc. *	3,194	107,686
Chemicals — 5.4%
Cabot Corp.	1,681	126,563
Celanese Corp., Class A	2,895	190,424
Koppers Holdings, Inc.	799	30,898
Olin Corp.	3,911	116,278
		464,163
Commercial Services & Supplies — 1.9%
ABM Industries, Inc.	871	33,569
Brink's Co. (The)	931	96,482
MillerKnoll, Inc.	2,453	35,471
		165,522
Construction & Engineering — 1.0%
Granite Construction, Inc. (a)	694	83,182
Containers & Packaging — 11.0%
Amcor plc (a)	10,651	423,382
Graphic Packaging Holding Co.	14,689	146,012
Greif, Inc., Class A	1,025	68,744
Silgan Holdings, Inc.	2,700	104,767
Sonoco Products Co.	3,798	205,431
		948,336
Distributors — 2.7%
LKQ Corp.	7,834	230,086

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Diversified Consumer Services — 0.4%
Frontdoor, Inc. *	624	32,979
Diversified REITs — 0.5%
Broadstone Net Lease, Inc.	2,503	45,730
Electric Utilities — 2.0%
Portland General Electric Co.	3,217	169,742
Electrical Equipment — 2.0%
Sensata Technologies Holding plc	4,814	169,555
Energy Equipment & Services — 1.2%
Patterson-UTI Energy, Inc.	9,989	108,186
Financial Services — 3.0%
Fidelity National Information Services, Inc.	1,963	92,061
NCR Atleos Corp. *	1,679	73,192
Radian Group, Inc.	1,667	55,143
Shift4 Payments, Inc., Class A * (a)	981	42,916
		263,312
Food Products — 0.9%
Flowers Foods, Inc.	9,164	74,686
Gas Utilities — 3.9%
Southwest Gas Holdings, Inc.	674	58,575
Spire, Inc.	1,363	123,418
UGI Corp.	4,358	158,698
		340,691
Health Care Equipment & Supplies — 6.1%
CONMED Corp.	1,368	48,389
Dentsply Sirona, Inc.	9,338	108,317
Envista Holdings Corp. *	3,096	78,533
ICU Medical, Inc. *	1,003	129,529
Integra LifeSciences Holdings Corp. *	2,928	27,582
Teleflex, Inc.	1,114	133,273
		525,623
Health Care Providers & Services — 1.1%
Ensign Group, Inc. (The)	461	92,835
Health Care REITs — 4.3%
Healthpeak Properties, Inc.	22,780	374,278
Hotel & Resort REITs — 0.7%
Chatham Lodging Trust	1,259	9,905
Pebblebrook Hotel Trust	3,970	50,143
		60,048
Hotels, Restaurants & Leisure — 1.1%
Marriott Vacations Worldwide Corp.	1,404	91,408
Household Durables — 0.3%
Tri Pointe Homes, Inc. *	647	30,233

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Household Products — 1.9%
Energizer Holdings, Inc.	2,698	44,299
Reynolds Consumer Products, Inc.	5,580	118,185
		162,484
Industrial REITs — 2.1%
Americold Realty Trust, Inc. (a)	12,991	148,883
Lineage, Inc. (a)	906	29,667
		178,550
Insurance — 7.4%
Assured Guaranty Ltd.	692	56,371
Axis Capital Holdings Ltd.	363	36,763
CNO Financial Group, Inc.	3,078	126,387
Everest Group Ltd.	238	77,660
Horace Mann Educators Corp.	1,625	69,365
Kemper Corp.	2,894	88,436
White Mountains Insurance Group Ltd.	85	187,783
		642,765
Life Sciences Tools & Services — 0.8%
Avantor, Inc. *	8,679	68,042
Machinery — 3.7%
AGCO Corp.	1,302	150,811
JBT Marel Corp.	276	35,234
Terex Corp.	1,210	71,538
Timken Co. (The)	464	46,655
Toro Co. (The)	207	19,364
		323,602
Marine Transportation — 0.8%
Matson, Inc.	417	68,346
Multi-Utilities — 0.8%
Black Hills Corp.	620	43,020
Northwestern Energy Group, Inc.	396	26,103
		69,123
Oil, Gas & Consumable Fuels — 3.3%
Devon Energy Corp.	3,923	197,415
Range Resources Corp.	1,996	90,169
		287,584
Pharmaceuticals — 0.8%
Perrigo Co. plc (a)	6,128	65,811
Professional Services — 3.1%
Concentrix Corp. (a)	1,492	40,812
Maximus, Inc.	1,704	109,234
Science Applications International Corp.	1,242	117,883
		267,929

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Real Estate Management & Development — 0.1%
Cushman & Wakefield Ltd. *	473	5,807
Retail REITs — 1.6%
Kite Realty Group Trust	5,779	141,878
Software — 0.4%
NCR Voyix Corp. *	5,272	33,376
Specialized REITs — 1.8%
Rayonier, Inc.	7,567	156,035
Specialty Retail — 1.2%
Advance Auto Parts, Inc. (a)	1,955	103,133
Textiles, Apparel & Luxury Goods — 0.1%
Columbia Sportswear Co.	216	11,827
Trading Companies & Distributors — 0.8%
DNOW, Inc. *	2,386	28,414
MSC Industrial Direct Co., Inc., Class A	401	37,010
		65,424
Total Common Stocks (Cost $7,270,549)		8,357,064
Short-Term Investments — 4.8%
Investment Companies — 3.3%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $285,262)	285,249	285,277
Investment of Cash Collateral from Securities Loaned — 1.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (b) (c) (Cost $133,690)	133,690	133,690
Total Short-Term Investments (Cost $418,952)		418,967
Total Investments — 101.6% (Cost $7,689,501)		8,776,031
Liabilities in Excess of Other Assets — (1.6)%		(140,159)
NET ASSETS — 100.0%		8,635,872

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2026. The total value of securities on loan at March 31, 2026 is $132,316.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2026.

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$8,776,031	$—	$—	$8,776,031

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$21,135	$2,220,448	$1,956,177	$(143)	$14	$285,277	285,249	$4,849	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	132	1,295,362	1,161,804	—	—	133,690	133,690	2,642	—
Total	$21,267	$3,515,810	$3,117,981	$(143)	$14	$418,967		$7,491	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.